Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Concentration of Net Operating Revenues and Net Patient Service Accounts Receivable by Payor and Payor Class
We derived consolidated Net operating revenues from the following payor sources:

	For the Year Ended December 31,
	2016	2015	2014
Medicare	75.2%	74.9%	74.1%
Medicare Advantage	7.9%	7.9%	7.4%
Managed care	9.8%	9.8%	11.2%
Medicaid	3.2%	3.0%	1.8%
Other third-party payors	1.4%	1.7%	1.8%
Workers' compensation	0.8%	0.9%	1.2%
Patients	0.5%	0.6%	1.0%
Other income	1.2%	1.2%	1.5%
Total	100.0%	100.0%	100.0%
Our inpatient rehabilitation segment derived its Net operating revenues from the following payor sources:

	For the Year Ended December 31,
	2016	2015	2014
Medicare	73.3%	73.2%	73.9%
Medicare Advantage	7.7%	7.9%	7.5%
Managed care	11.2%	11.1%	11.3%
Medicaid	3.0%	2.5%	1.8%
Other third-party payors	1.8%	2.0%	1.8%
Workers’ compensation	1.0%	1.1%	1.2%
Patients	0.6%	0.7%	1.0%
Other income	1.4%	1.5%	1.5%
Total	100.0%	100.0%	100.0%
Our home health and hospice segment derived its Net operating revenues from the following payor sources:

	For the Year Ended December 31,
	2016	2015	2014
Medicare	82.9%	83.7%	96.9%
Medicare Advantage	8.7%	7.7%	0.7%
Managed care	3.9%	3.0%	1.1%
Medicaid	4.3%	5.5%	—%
Other third-party payors	—%	—%	1.0%
Workers’ compensation	—%	—%	0.3%
Patients	0.1%	0.1%	—%
Other income	0.1%	—%	—%
Total	100.0%	100.0%	100.0%
The concentration of net patient service accounts receivable by payor class, as a percentage of total net patient service accounts receivable, is as follows:

	As of December 31,
	2016	2015
Medicare	73.0%	70.5%
Managed care and other discount plans, including Medicare Advantage	18.5%	19.7%
Medicaid	2.7%	2.9%
Other third-party payors	3.3%	4.1%
Workers' compensation	1.6%	1.9%
Patients	0.9%	0.9%
Total	100.0%	100.0%

Useful Lives of Property and Equipment
Useful lives are generally as follows:

Years
Buildings	10 to 30
Leasehold improvements	2 to 15
Vehicles	5
Furniture, fixtures, and equipment	2 to 10
Assets under capital lease obligations:
Real estate	15 to 25
Vehicles	3
Equipment	3 to 5
Property and equipment consists of the following (in millions):

	As of December 31,
	2016	2015
Land	$125.3	$113.3
Buildings	1,601.4	1,521.1
Leasehold improvements	115.2	96.2
Vehicles	11.8	10.0
Furniture, fixtures, and equipment	425.3	392.7
	2,279.0	2,133.3
Less: Accumulated depreciation and amortization	(982.4)	(874.3)
	1,296.6	1,259.0
Construction in progress	95.2	51.1
Property and equipment, net	$1,391.8	$1,310.1

Estimated Useful Lives and Amortization Basis of Other Finite-lived Intangible Assets
The range of estimated useful lives and the amortization basis for our intangible assets, excluding goodwill, are generally as follows:

Estimated Useful Life and Amortization Basis
Certificates of need	10 to 30 years using straight-line basis
Licenses	10 to 20 years using straight-line basis
Noncompete agreements	1 to 18 years using straight-line basis
Trade names:
Encompass	indefinite-lived asset
All other	1 to 20 years using straight-line basis
Internal-use software	3 to 7 years using straight-line basis
Market access assets	20 years using accelerated basis
The following table provides information regarding our other intangible assets (in millions):

	Gross Carrying Amount	Accumulated Amortization	Net
Certificates of need:
2016	$98.6	$(12.9)	$85.7
2015	93.9	(6.9)	87.0
Licenses:
2016	$142.0	$(62.1)	$79.9
2015	138.9	(53.7)	85.2
Noncompete agreements:
2016	$62.2	$(47.3)	$14.9
2015	58.0	(37.0)	21.0
Trade name - Encompass:
2016	$135.2	$—	$135.2
2015	135.2	—	135.2
Trade names - all other:
2016	$34.6	$(13.9)	$20.7
2015	32.9	(11.5)	21.4
Internal-use software:
2016	$181.4	$(110.2)	$71.2
2015	155.7	(90.5)	65.2
Market access assets:
2016	$13.2	$(9.5)	$3.7
2015	13.2	(8.8)	4.4
Total intangible assets:
2016	$667.2	$(255.9)	$411.3
2015	627.8	(208.4)	419.4

Estimated Basis of Other Indefinite-lived Intangible Assets
The range of estimated useful lives and the amortization basis for our intangible assets, excluding goodwill, are generally as follows:

Estimated Useful Life and Amortization Basis
Certificates of need	10 to 30 years using straight-line basis
Licenses	10 to 20 years using straight-line basis
Noncompete agreements	1 to 18 years using straight-line basis
Trade names:
Encompass	indefinite-lived asset
All other	1 to 20 years using straight-line basis
Internal-use software	3 to 7 years using straight-line basis
Market access assets	20 years using accelerated basis